Share Capital (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			4 Months Ended	12 Months Ended
	Jun. 27, 2017	Apr. 28, 2017	Apr. 27, 2017	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Proceeds from shares issued				$ 19,745
Hejili [member]
Disclosure of classes of share capital [line items]
Proceeds from shares issued		$ 21,000
Proceeds after underwriting fees and expenses	$ 19,725
Equity investment percentage	17.60%
Subscription price premium percentage			10.00%
Period of volume-weighted average trading price subscription price premium percentage			20 days
Hejili [member] | Common Shares [member]
Disclosure of classes of share capital [line items]
Shares issued		2,682,742
Price per share		$ 7.83